PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Total property, plant and equipment, beginning balance	$ 14,666
Total property, plant and equipment, ending balance	15,574	$ 14,666
Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	12,681	12,167
Right-of-use assets at beginning of period	1,985	1,851
Total property, plant and equipment, beginning balance	14,666	14,018
Total property, plant and equipment, ending balance	15,574	14,666
Property, plant and equipment at end of period	13,523	12,681
Right-of-use assets at end of period	2,051	1,985
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	35,373	33,851
Right-of-use assets at beginning of period	2,626	2,248
Additions and transfers	3,075	2,788
Additions to right-of-use assets	451	380
Acquisitions from business combinations	10	41
Acquisitions of right-of-use assets	0	0
Disposals and other	(1,247)	(1,307)
Disposals and other, right-of-use assets	(149)	(2)
Disposals and other	1,396	1,309
Total property, plant and equipment, beginning balance	37,999	36,099
Total property, plant and equipment, ending balance	40,139	37,999
Property, plant and equipment at end of period	37,211	35,373
Right-of-use assets at end of period	2,928	2,626
Additions Other Than Through Business Combinations, Property, Plant, and Equipment and Right-of-Use Assets	3,526	3,168
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(22,692)	(21,684)
Right-of-use assets at beginning of period	(641)	(397)
Disposals and other	1,285	1,314
Disposals and other, right-of-use assets	38	2
Disposals and other	(1,323)	(1,316)
Depreciation	2,281	2,322
Depreciation, right-of-use assets	274	246
Total property, plant and equipment, beginning balance	23,333	22,081
Total property, plant and equipment, ending balance	24,565	23,333
Property, plant and equipment at end of period	(23,688)	(22,692)
Right-of-use assets at end of period	(877)	(641)
Depreciation, Property, Plant, and Equipment and Right-of-Use Assets	2,555	2,568
Land and buildings | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	710	714
Property, plant and equipment at end of period	716	710
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,241	1,210
Additions and transfers	44	29
Acquisitions from business combinations	0	2
Disposals and other	(2)	0
Property, plant and equipment at end of period	1,283	1,241
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(531)	(496)
Disposals and other	0	0
Depreciation	36	35
Property, plant and equipment at end of period	(567)	(531)
Cable and wireless network | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,665	7,645
Property, plant and equipment at end of period	8,161	7,665
Cable and wireless network | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,307	21,913
Additions and transfers	1,657	1,167
Acquisitions from business combinations	10	29
Disposals and other	(864)	(802)
Property, plant and equipment at end of period	23,110	22,307
Cable and wireless network | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(14,642)	(14,268)
Disposals and other	863	796
Depreciation	1,170	1,170
Property, plant and equipment at end of period	(14,949)	(14,642)
Computer equipment and software | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,925	1,825
Property, plant and equipment at end of period	1,913	1,925
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,607	6,078
Additions and transfers	729	849
Acquisitions from business combinations	0	1
Disposals and other	(344)	(321)
Property, plant and equipment at end of period	6,992	6,607
Computer equipment and software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,682)	(4,253)
Disposals and other	342	322
Depreciation	739	751
Property, plant and equipment at end of period	(5,079)	(4,682)
Customer premise equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	351	439
Property, plant and equipment at end of period	349	351
Customer premise equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,955	1,954
Additions and transfers	165	142
Acquisitions from business combinations	0	6
Disposals and other	(23)	(147)
Property, plant and equipment at end of period	2,097	1,955
Customer premise equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,604)	(1,515)
Disposals and other	66	156
Depreciation	210	245
Property, plant and equipment at end of period	(1,748)	(1,604)
Leasehold improvements | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	327	305
Property, plant and equipment at end of period	321	327
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	680	618
Additions and transfers	34	62
Acquisitions from business combinations	0	0
Disposals and other	(3)	0
Property, plant and equipment at end of period	711	680
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(353)	(313)
Disposals and other	3	1
Depreciation	40	41
Property, plant and equipment at end of period	(390)	(353)
Equipment and vehicles | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	373	391
Property, plant and equipment at end of period	357	373
Equipment and vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,253	1,230
Additions and transfers	70	57
Acquisitions from business combinations	0	3
Disposals and other	(11)	(37)
Property, plant and equipment at end of period	1,312	1,253
Equipment and vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(880)	(839)
Disposals and other	11	39
Depreciation	86	80
Property, plant and equipment at end of period	(955)	(880)
Construction in process | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,330	848
Property, plant and equipment at end of period	1,706	1,330
Construction in process | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,330	848
Additions and transfers	376	482
Acquisitions from business combinations	0	0
Disposals and other	0	0
Property, plant and equipment at end of period	1,706	1,330
Construction in process | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Property, plant and equipment at end of period	$ 0	$ 0